14 Capital management (Tables)	12 Months Ended
Dec. 31, 2020
Capital Management
Schedule of capital management

The Company includes within net debt, loans and financing less cash and cash equivalents and restricted cash.

	2020	2019

Loans and financing	617,485	60,357
Lease liabilities	447,703	284,515
Accounts payable to selling shareholders	518,240	300,237
Notes payable	76,181	-
Less: cash and cash equivalents	(1,045,042)	(943,209)
Less: restricted cash	(2,053)	(16,841)
Net debt	612,514	(314,941)
Total equity	2,833,780	2,113,726
Total equity and net debt	3,446,294	1,798,785